UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 3/31/11

Item 1.  Reports to Stockholders.

WINTRUST CAPITAL FUNDS

DISCIPLINED EQUITY FUND

SMALL CAP OPPORTUNITY FUND

Annual Report

March 31, 2011

1-877-942-8434

www.whummer.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Wintrust Capital Small Cap Opportunity Fund

For the six months ended March 31, 2011, your mutual fund “A” and “I” share classes grew by 26.54% and 26.72%, respectively.  The Russell 2000 Index return was +25.48% during the period.

For the fiscal year ended March 31, 2011, your mutual fund “A” and “I” share classes appreciated by 29.36% and 29.69%, respectively.  The Russell 2000 Index return was +25.79% for the period.  Much of the year’s return was earned in the second half as US investors grew increasingly comfortable that the economy would not slip into a “double-dip” recession, in large part as a result of substantial continued government and central bank economic and monetary policies.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2011, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.24% for Class A shares and 0.99% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

Markets sagged in the middle part of 2010 as the economy threatened to fall back into recession despite the fiscal and monetary steps taken by the government and Federal Reserve to prevent such an occurrence.  While the housing market remains extremely weak, growth in both job creation and personal income appears to have finally gained some traction, and stock markets have responded with substantial gains over the last 8+ months.  Economic growth for the balance of 2011 should be driven by continued growth in employment, wages and corporate profits as stimulus programs abate and the economy transitions to one driven by private sector growth.

The Energy sector led the small cap index higher during the year, growing by more 54% on the back of a 27% increase in the price of crude oil.  Materials and technology stocks also contributed, as each was up by about 40%.  Financial stocks, representing the largest sector in the Russell 200 Index, were the poorest performers of the bunch as a sector but still managed to appreciate by almost 12%.  While our technology exposure provided a nice tailwind, much of our outperformance was driven by stock selection.  Those positions making the largest contribution during the year included:

•

RC2 Corporation (RCRC), which in March 2011 agreed to be acquired by Japanese toy maker TOMY Company Limited for $27.90 per share in an all-cash offer.

•

MKS Instruments (MKSI), which reported strong revenue and earnings growth in the second half of the year, and provided an outlook to investors suggesting that the ongoing cyclical uptrend in semiconductor capital equipment spending will continue longer than previously forecast.

•

Kaman Corporation (KAMN), which succeeded in improving its balance sheet by reducing indebtedness and renegotiating credit facilities, and made management changes which gave investors increased confidence that the company could achieve its financial goals over the next several years in both its aerospace and industrial distribution segments.

Outlook

We believe the US economy will grow at a healthy pace for the next several quarters.  Job creation appears to be accelerating, which coupled with personal income growth of 5% should support a reasonable pace of consumer spending going forward.  Continuing improvements in productivity are driving healthy profit margins and earnings growth in the corporate sector, which in turn support increases in capital spending for the balance of the year.  There will certainly be bumps along the way as the economy transitions from government supported “healing” to private sector growth during 2011, but thus far the intervention by governments and central banks around the world appears to be working.  Of course, in the longer run economic growth will be challenged by the desperate need on the part of the US to reduce spending and eliminate its government deficits.

Small cap valuations have recovered from their March, 2009 lows, and many small cap companies now appear to be “fairly” valued.  Nonetheless, we continue to find plenty of attractive investment opportunities in small companies with excellent management and growth prospects which are also conservatively capitalized.  We feel comfortable that our portfolio is well positioned in this environment, and appreciate your continued confidence in our fundamental approach to stock selection.

Sincerely,

Gary Lenhoff

Portfolio Manager

Fund Shareholder

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wintrust Capital Management LLC or any other person in the Wintrust organization. Any such views are subject to change at any time based upon market or other conditions and Wintrust Capital Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wintrust Capital Small Cap Opportunity Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wintrust Capital Management LLC - advised fund.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wintrust Capital Small Cap Opportunity Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wintrust Small Cap Opportunity Fund is distributed by Northern Lights Distributors, LLC member FINRA. Review Code: 1064-NLD-5/27/2011

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO REVIEW
March 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending March 31, 2011, compared to its benchmark:

		Year Ended March 31, 2011	Inception** - March 31, 2011

Wintrust Capital Small Cap Opportunity Fund – Class A		29.36%	36.40%
Wintrust Capital Small Cap Opportunity Fund – Class A with load		22.89%	33.40%
Wintrust Capital Small Cap Opportunity Fund – Class I		29.69%	36.82%
Russell 2000 Total Return Index		25.79%	31.61%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is December 5, 2008 for Class A and I shares.

Top Holdings by Industry	% of Net Assets
Electronics	9.5%
Retail	7.5%
Insurance	7.2%
Oil & Gas Services	6.5%
Commercial Services	6.4%
Banks	6.3%
Healthcare- Products	5.4%
Transportation	5.2%
Aerospace/Defense	5.0%
Chemicals	4.3%
Other Industries	35.3%
Other Assets Less Liabilities	1.4%
	100.0%

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011
Shares			Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 5.0%
48,746	Ducommun, Inc.		$ 1,165,029
34,817	Kaman Corp.		1,225,558
			2,390,587
	APPAREL - 2.5%
41,705	Carter's, Inc. *		1,194,014

	BANKS - 6.3%
66,813	Banco Latinoamericano de Comercio Exterior SA		1,166,555
12,392	Cass Information Systems, Inc.		486,882
15,605	Home Capital Group, Inc.		914,227
42,973	Nara Bancorp, Inc. *		413,400
			2,981,064
	CHEMICALS - 4.3%
28,659	Arch Chemicals, Inc.		1,191,928
107,190	Omnova Solutions, Inc. *		843,585
			2,035,513
	COMMERCIAL SERVICES - 6.4%
12,282	MAXIMUS, Inc.		996,930
29,238	Parexel International Corp. *		728,026
55,239	Transcend Services, Inc. *		1,325,736
			3,050,692
	COMPUTERS - 1.0%
24,055	STEC, Inc. *		483,265

	DISTRIBUTION/WHOLESALE - 2.0%
44,235	Ingram Micro, Inc. *		930,262

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
23,170	Waddell & Reed Financial, Inc.		940,934

	ELECTRONICS - 9.5%
54,148	Benchmark Electronics, Inc. *		1,027,188
46,159	Electro Scientific Industries, Inc. *		801,320

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares			Value
	ELECTRONICS - 9.5% (Continued)
13,659	Rofin-Sinar Technologies, Inc. *		$ 539,531
41,906	Stoneridge, Inc. *		612,666
18,342	Tech Data Corp. *		932,874
38,242	Vishay Precision Group, Inc. *		599,252
			4,512,831
	HAND/MACHINE TOOLS - 1.6%
54,932	Hardinge, Inc.		752,568

	HEALTHCARE-PRODUCTS - 5.4%
15,846	Hanger Orthopedic Group, Inc. *		412,471
10,786	ICU Medical, Inc. *		472,211
44,796	Medtox Scientific, Inc.		735,102
35,266	PSS World Medical, Inc. *		957,472
			2,577,256
	HEALTHCARE-SERVICES - 3.3%
69,270	US Physical Therapy, Inc.		1,547,492

	HOUSEHOLD PRODUCTS/WARES - 0.4%
15,584	AT Cross Co. *		166,125

	INSURANCE - 7.2%
250,113	Maiden Holdings Ltd.		1,873,346
12,080	RenaissanceRe Holdings Ltd.		833,399
22,180	WR Berkley Corp.		714,418
			3,421,163
	INTERNET - 3.9%
62,563	j2 Global Communications, Inc. *		1,846,234

	MACHINERY-DIVERSIFIED - 2.2%
43,978	Altra Holdings, Inc. *		1,038,760

	MEDIA - 1.5%
51,879	Courier Corp.		724,231

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares			Value
	MISCELLANEOUS MANUFACTURING - 3.0%
24,025	Fabrinet *		$ 484,344
28,429	FreightCar America, Inc. *		924,227
			1,408,571
	OIL & GAS - 1.0%
7,640	Contango Oil & Gas Co. *		483,154

	OIL & GAS SERVICES - 6.5%
128,674	Cal Dive International, Inc. *		898,145
35,974	RPC, Inc.		910,862
13,505	SEACOR Holdings, Inc.		1,248,673
			3,057,680
	PACKAGING & CONTAINERS - 1.9%
12,647	Rock-Tenn Co.		877,069

	PHARMACEUTICALS - 1.1%
56,870	Schiff Nutrition International, Inc.		518,086

	REITS - 2.9%
346,275	Chimera Investment Corp.		1,371,249

	RETAIL - 7.5%
23,393	Children's Place Retail Stores, Inc. *		1,165,674
40,307	Collective Brands, Inc. *		869,825
47,066	Rush Enterprises, Inc. *		931,907
67,326	Sonic Corp. *		609,300
			3,576,706
	SAVINGS & LOANS - 2.7%
72,877	Capitol Federal Financial, Inc.		821,324
34,358	ViewPoint Financial Group		446,654
			1,267,978
	SEMICONDUCTORS - 2.3%
33,058	MKS Instruments, Inc.		1,100,831

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares			Value
	TRANSPORTATION - 5.2%
74,555	Arkansas Best Corp.		$ 1,932,466
37,415	Vitran Corp., Inc. *		527,177
			2,459,643

	TOTAL COMMON STOCK ( Cost - $40,547,187)		46,713,958

	TOTAL INVESTMENTS - 98.6% ( Cost - $40,547,187) (a)		$ 46,713,958
	OTHER ASSETS LESS LIABILITIES - 1.4%		649,557
	NET ASSETS - 100.0%		$ 47,363,515

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,586,906 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$ 6,674,302
		Unrealized depreciation:	(547,250)
		Net unrealized appreciation:	$ 6,127,052

See accompanying notes to financial statements.

Wintrust Capital Disciplined Equity Fund

For the six months ended March 31, 2011, your mutual fund share A, I and Y share classes increased 16.98%, 17.01%, and 17.15%, respectively.  The S&P 500 Index return was +17.31% during the period.

For the fiscal year ended March 31, 2011, your mutual fund share A, I and Y share classes increased 13.50%, 13.73%, and 13.87%, respectively.  The S&P 500 Index return was +15.65% during the period.  Exogenous events ranging from Middle East tumult to European Sovereign Debt concerns to the natural disaster in Japan and the Federal Reserve Board’s monetary stimulus program have buffeted the equity market, making our job of identifying and capitalizing on underlying trends more difficult on the margin.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2011, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed .90% for Class A shares and 0.65% for Class I shares and 0.55% for Class Y. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

The US equity market continued to ‘make some noise’; riding the Federal Reserve’s monetary stimulus and continuing its ascent from historic March 2009 lows.  As we’d observed over the last 4+ months of 2010 (following the announcement of QE2), more volatile/riskier stocks continue to record the strongest gains, while stock of the largest, most stable companies continue to appreciate at a much slower rate.  If QE3 does follow QE2 as some are speculating, perhaps the Fed will become known as the “Hot Sauce Committee.”

Smaller value stocks within the S&P 500 Index were generally the best performers, while the very largest growth stocks underperformed the Index.  Energy stocks advanced 16.8%, followed by 8.7% for Industrials.  Consumer Staples and Utilities were the two weakest performers in this risk-seeking environment, yet gained 2.5 and 2.8%, respectively.

While active industry weights have historically been the secondary source of value-added in our portfolios, they’ve been the most significant detractor from active performance over the past twelve months.  In particular, the portfolio’s underweight to Oil Services and Tobacco industries and an overweight to Defense & Aerospace were each problematic.

Our stock selection had a mixed impact on performance.

•

Wynn Resorts was the Fund’s most positive contributor to performance, having advanced well over 50% over the past year, buoyed by its prospects in Macau, China.

•

Denbury Resources has been a strong contributor to performance; the oil and natural gas explorer received a nice boost as the tide turned against nuclear development.

•

Green Mountain Coffee Roasters builds the ubiquitous Keurig single-serving coffee machine, and entered into a distribution agreement with Starbucks earlier this year.  This holding was another strong contributor to performance.

Outlook

We retain our cautious optimism heading into the middle of 2011.  The prospective unwind of QE2 and increasing price pressures could lead to higher bond yields, with the likely consequence being a lower ceiling on P/E multiples.  However, stocks appear fairly priced based on current multiples, and earnings are growing significantly enough that we can see continued strong equity gains even without multiple expansion.

Intra-market, the largest stocks look to be most fairly priced, with smaller stocks beginning to trend toward expensive.  If the Fed continues to supply excess liquidity, small caps can not only remain expensive, but also become even more expensive.

Our large-cap models continue to favor slightly more volatile stocks (e.g. higher beta, less analyst agreement, higher idiosyncratic risk) with strong stable earnings growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wintrust Capital Management LLC or any other person in the Wintrust organization. Any such views are subject to change at any time based upon market or other conditions and Wintrust Capital Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wintrust Capital Disciplined Equity Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wintrust Capital Management LLC- advised fund.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wintrust Capital Disciplined Equity Fund.  This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wintrust Capital Disciplined Equity Fund is distributed by Northern Lights Distributors, LLC member FINRA. Review Code: 1065-NLD-5/27/2011

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO REVIEW
March 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending March 31, 2011, compared to its benchmark:

		Year Ended March 31, 2011	Inception** - March 31, 2010

Wintrust Capital Disciplined Equity Fund – Class A		13.50%	21.18%
Wintrust Capital Disciplined Equity Fund – Class A with load		7.71%	17.81%
Wintrust Capital Disciplined Equity Fund – Class I		13.73%	21.51%
Wintrust Capital Disciplined Equity Fund – Class Y		13.87%	21.55%
S & P 500 Total Return Index		15.65%	22.94%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is June 1, 2009.

Top Holdings by Industry	% of Net Assets
Oil & Gas	13.4%
Banks	9.5%
Computers	7.7%
Internet	7.7%
Electric	7.1%
Cosmetics/Personal Care	4.8%
Pharmaceuticals	4.6%
Telecommunications	4.3%
Insurance	3.4%
Chemicals	3.0%
Other Industries	33.8%
Other Assets Less Liabilities	0.7%
	100.0%

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011
Shares		Value
	COMMON STOCK - 99.3%
	AUTO PARTS & EQUIPMENT - 1.0%
15,900	Johnson Controls Inc.	$ 660,963

	BANKS - 9.5%
116,600	Bank of America Corp.	1,554,278
3,400	CIT Group, Inc. *	144,670
11,600	Goldman Sachs Group, Inc.	1,838,252
91,000	KeyCorp	808,080
3,600	M&T Bank Corp.	318,492
19,400	Northern Trust Corp.	984,550
15,700	Wells Fargo & Co.	497,690
		6,146,012
	BEVERAGES - 1.7%
6,300	Coca-Cola Co.	418,005
8,300	Constellation Brands Inc. *	168,324
8,100	PepsiCo, Inc.	521,721
		1,108,050
	CHEMICALS - 3.0%
51,600	Dow Chemical Co.	1,947,900

	COMMERCIAL SERVICES - 2.3%
7,100	Automatic Data Processing, Inc.	364,301
28,300	Equifax, Inc.	1,099,455
		1,463,756
	COMPUTERS - 7.7%
9,400	Apple, Inc. *	3,275,430
10,400	International Business Machines Corp.	1,695,928
		4,971,358
	COSMETICS/PERSONAL CARE - 4.8%
14,100	Colgate-Palmolive Co.	1,138,716
32,300	Procter & Gamble Co.	1,989,680
		3,128,396
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
71,500	Charles Schwab Corp	1,289,145
17,700	Discover Financial Services	426,924
		1,716,069

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares		Value
	ELECTRIC - 7.1%
47,700	AES Corp. *	$ 620,100
7,400	Ameren Corp.	207,718
4,900	American Electric Power Co., Inc.	172,186
10,400	Edison International	380,536
15,400	FirstEnergy Corp.	571,186
49,000	Northeast Utilities	1,695,400
37,200	PPL Corp.	941,160
		4,588,286
	ELECTRONICS - 0.6%
2,100	Mettler-Toledo International, Inc. *	361,200

	FOOD - 0.5%
6,300	Kellogg Co.	340,074

	HEALTHCARE-PRODUCTS - 1.7%
3,600	Henry Schein, Inc. *	252,612
14,300	Johnson & Johnson	847,275
		1,099,887
	HEALTHCARE-SERVICES - 2.3%
17,300	Aetna, Inc.	647,539
9,900	DaVita, Inc. *	846,549
		1,494,088
	INSURANCE - 3.4%
35,700	Hartford Financial Services Group, Inc.	961,401
5,400	Marsh & McLennan Cos., Inc.	160,974
24,400	MetLife, Inc.	1,091,412
		2,213,787
	INTERNET - 7.7%
10,700	Amazon.com, Inc. *	1,927,391
13,100	eBay, Inc. *	406,624
5,400	F5 Networks, Inc. *	553,878
2,300	Google, Inc. - Cl. A *	1,348,283
3,100	Netflix, Inc. *	735,723
		4,971,899
	IRON/STEEL - 1.3%
12,500	Allegheny Technologies, Inc.	846,500

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares		Value
	LODGING - 0.9%
4,700	Wynn Resorts, Ltd.	$ 598,075

	MACHINERY-DIVERSIFIED - 2.6%
7,500	Cummins, Inc.	822,150
9,200	Rockwell Automation, Inc.	870,780
		1,692,930
	MEDIA - 0.9%
8,100	Liberty Media Corp. - Capital *	596,727

	METAL FABRICATE/HARDWARE - 2.5%
11,200	Precision Castparts Corp.	1,648,416

	MINING - 2.6%
51,100	Alcoa, Inc.	901,915
4,000	Freeport-McMoran Copper & Gold, Inc.	222,200
12,000	Vulcan Materials Co.	547,200
		1,671,315
	OIL & GAS - 13.4%
3,800	Anadarko Petroleum Corp.	311,296
2,300	Apache Corp.	301,116
3,300	Chevron Corp.	354,519
14,200	ConocoPhillips	1,134,012
46,300	Denbury Resources, Inc. *	1,129,720
40,900	Exxon Mobil Corp.	3,440,917
3,200	Hess Corp.	272,672
56,700	Valero Energy Corp.	1,690,794
		8,635,046
	PHARMACEUTICALS - 4.6%
5,600	Abbott Laboratories	274,680
20,300	Express Scripts, Inc. *	1,128,883
19,600	Medco Health Solutions, Inc. *	1,100,736
5,600	Merck & Co., Inc.	184,856
3,300	Perrigo Co.	262,416
		2,951,571
	PIPELINES - 2.5%
25,800	El Paso Corp.	464,400
17,000	Oneok, Inc.	1,136,960
		1,601,360

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011
Shares		Value
	REITS - 1.2%
32,900	Annaly Capital Management, Inc.	$ 574,105
8,000	Weyerhaeuser Co.	196,800
		770,905
	RETAIL - 2.4%
10,600	Family Dollar Stores, Inc.	543,992
18,000	Home Depot, Inc.	667,080
9,300	JC Penney Co., Inc.	333,963
		1,545,035
	SAVINGS & LOANS - 1.1%
41,000	New York Community Bancorp, Inc.	707,660

	SEMICONDUCTORS - 0.8%
41,200	Advanced Micro Devices, Inc. *	354,320
5,300	Skyworks Solutions, Inc. *	171,826
		526,146
	TELECOMMUNICATIONS - 4.3%
37,800	AT&T, Inc.	1,156,680
42,400	Verizon Communications, Inc.	1,634,096
		2,790,776
	TRANSPORTATION - 2.2%
2,000	CH Robinson Worldwide, Inc.	148,260
17,100	United Parcel Service, Inc. - Cl. B	1,270,872
		1,419,132

	TOTAL COMMON STOCK (Cost - $56,902,166)	64,213,319

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
412,661	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - 0.01% **
	(Cost - $412,661)	412,661

	TOTAL INVESTMENTS - 99.9% (Cost - $57,314,827) (a)	$ 64,625,980
	OTHER ASSETS LESS LIABILITIES - 0.1%	45,732
	NET ASSETS - 100.0%	$ 64,671,712

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,408,701 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 7,946,982
	Unrealized depreciation:	(729,703)
	Net unrealized appreciation:	$ 7,217,279

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2011
	Wintrust Capital Small Cap Opportunity Fund	Wintrust Capital Disciplined Equity Fund
ASSETS
Investment securities:
At cost	$ 40,547,187	$ 57,314,827
At value	$ 46,713,958	$ 64,625,980
Cash	615,480	-
Receivable for securities sold	1,010,696	-
Receivable for Fund shares sold	51,677	10,000
Dividends and interest receivable	71,525	64,413
Prepaid expenses & other assets	15,563	11,720
TOTAL ASSETS	48,478,899	64,712,113

LIABILITIES
Payable for securities purchased	1,071,462	-
Investment advisory fees payable	13,957	11,279
Payable for Fund shares redeemed	800	4,000
Distribution (12b-1) fees payable	2,869	1,562
Fees payable to other affiliates	7,379	4,085
Accrued expenses and other liabilities	18,917	19,475
TOTAL LIABILITIES	1,115,384	40,401
NET ASSETS	$ 47,363,515	$ 64,671,712

Net Assets Consist Of:
Paid in capital [no par value, unlimited shares authorized]	$ 33,560,935	$ 55,236,577
Undistributed net investment income	114,223	70,966
Accumulated net realized gains from security transactions	7,521,586	2,053,016
Net unrealized appreciation of investments	6,166,771	7,311,153
NET ASSETS	$ 47,363,515	$ 64,671,712

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 13,951,104	$ 52,240
Shares of beneficial interest outstanding	757,608	3,833
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 18.41	$ 13.63
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 19.38	$ 14.35

Class I Shares:
Net Assets	$ 33,412,411	$ 18,659,285
Shares of beneficial interest outstanding	1,804,781	1,361,729
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 18.51	$ 13.70

Class Y Shares:
Net Assets		$ 45,960,187
Shares of beneficial interest outstanding		3,362,562
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share		$ 13.67

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 12 months of purchase and a dealer's commission was paid.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2011

	Wintrust Capital Small Cap Opportunity Fund	Wintrust Capital Disciplined Equity Fund
INVESTMENT INCOME
Dividends	$ 674,659	$ 1,028,242
Interest	1,281	61
TOTAL INVESTMENT INCOME	675,940	1,028,303

EXPENSES
Investment advisory fees	230,649	278,164
Distribution (12b-1) fees - Class A	39,080	163
Distribution (12b-1) fees - Class I	-	11,597
Administration fees	43,933	43,196
Registration fees	36,430	7,286
Fund accounting fees	24,645	23,851
Transfer agent fees	19,427	16,930
Audit fees	14,925	15,709
Custody fees	14,504	16,533
Chief compliance officer fees	12,450	12,713
Legal fees	6,896	7,986
Printing expenses	5,850	5,848
Trustees' fees	5,222	5,428
Insurance expense	371	28
Other expenses	6,705	3,552
TOTAL EXPENSES	461,087	448,984

Fees waived by the Advisor	(41,076)	(181,629)

NET EXPENSES	420,011	267,355
NET INVESTMENT INCOME	255,929	760,948

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
Net realized gains from security transactions	9,509,009	2,952,547
Net realized gains on foreign currency transactions	3,144	-
Net change in unrealized appreciation/(depreciation) of investments	2,269,985	5,737,874
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY	11,782,138	8,690,421

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 12,038,067	$ 9,451,369

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Wintrust Capital Small Cap Opportunity Fund		Wintrust Capital Disciplined Equity Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2011	March 31, 2010	March 31, 2011	March 31, 2010 (a)
FROM OPERATIONS
Net investment income/(loss)	$ 255,929	$ (53,205)	$ 760,948	$ 183,420
Net realized gains from security transactions and foreign
currency transactions	9,512,153	1,973,424	2,952,547	579,426
Net change in unrealized
appreciation/depreciation of investments	2,269,985	4,093,864	5,737,874	1,573,279
Net increase in net assets resulting from operations	12,038,067	6,014,083	9,451,369	2,336,125

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(30,010)	(1,318)	(597)	(113)
Class I	(104,335)	(1,679)	(194,190)	(7,447)
Class Y	-	-	(574,925)	(84,918)
From net realized gains:
Class A	(1,200,397)	(461,212)	(1,218)	(91)
Class I	(1,858,313)	(408,691)	(424,002)	(5,022)
Class Y	-	-	(1,006,510)	(53,326)
Net decrease in net assets resulting from distributions to shareholders	(3,193,055)	(872,900)	(2,201,442)	(150,917)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,934,425	11,675,160	-	42,051
Class I	17,913,192	11,519,964	16,227,944	2,678,307
Class Y	-	-	17,018,544	23,433,649
Net asset value of shares issued in reinvestment of distributions:
Class A	1,006,175	442,823	1,813	204
Class I	1,392,622	386,825	137,888	8,741
Class Y	-	-	1,581,436	138,244
Payments for shares redeemed:
Class A	(9,592,930)	(1,941,609)	-	-
Class I	(5,926,206)	(2,612,087)	(2,379,934)	(336,159)
Class Y	-	-	(410,091)	(2,906,060)
Net increase in net assets resulting from shares of beneficial interest	10,727,278	19,471,076	32,177,600	23,058,977

TOTAL INCREASE IN NET ASSETS	19,572,290	24,612,259	39,427,527	25,244,185

NET ASSETS
Beginning of Period	27,791,225	3,178,966	25,244,185	-
End of Period*	$ 47,363,515	$ 27,791,225	$ 64,671,712	$ 25,244,185
*Includes undistributed net investment income of:	$ 114,223	$ 23,728	$ 70,966	$ 90,411

(a)	The Wintrust Capital Disciplined Equity Fund (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Wintrust Capital Small Cap Opportunity Fund		Wintrust Capital Disciplined Equity Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2011	March 31, 2010	March 31, 2011	March 31, 2010 (a)
SHARE ACTIVITY
Class A:
Shares Sold	406,128	858,968	-	3,677
Shares Reinvested	60,286	31,185	139	17
Shares Redeemed	(559,854)	(138,583)	-	-
Net increase (decrease) in
shares of beneficial interest outstanding	(93,440)	751,570	139	3,694

Class I:
Shares Sold	1,114,271	880,285	1,327,516	235,236
Shares Reinvested	83,042	27,146	10,582	732
Shares Redeemed	(356,648)	(176,012)	(183,299)	(29,038)
Net increase in shares of beneficial interest outstanding	840,665	731,419	1,154,799	206,930

Class Y:
Shares Sold			1,460,673	2,046,513
Shares Reinvested			121,103	11,588
Shares Redeemed			(30,923)	(246,392)
Net increase in shares of beneficial interest outstanding			1,550,853	1,811,709

(a)	The Wintrust Capital Disciplined Equity Fund (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Small Cap Opportunity Fund
	Class A

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	March 31, 2011	March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 15.27	$ 9.56		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	0.07	(0.06)		0.01
Net realized and unrealized gain/(loss)
on investments	4.29	6.33		(0.45)
Total from investment operations	4.36	6.27		(0.44)

Less distributions from:
Net investment income	(0.03)	(0.00)	(3)	-
Net realized gains	(1.19)	(0.56)		-
Total distributions	(1.22)	(0.56)		-

Net asset value, end of period	$ 18.41	$ 15.27		$ 9.56

Total return (4)	29.36%	66.04%		(4.40)%	(5)

Net assets, at end of period (000's)	$ 13,951	$ 12,999		$ 951

Ratio of gross expenses to average
net assets (6)	1.35%	1.73%		12.48%	(7)
Ratio of net expenses to average
net assets	1.24%	1.24%		1.24%	(7)
Ratio of net investment income (loss)
to average net assets	0.45%	(0.45)%		0.32%	(7)

Portfolio Turnover Rate	136%	47%		4%	(5)

(1)	The Wintrust Capital Small Cap Opportunity Fund's Class A shares (formerly Wayne Hummer Small Cap Core Fund) commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4) Total returns shown exclude the effect of applicable sales charges.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Small Cap Opportunity Fund
	Class I

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	March 31, 2011	March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 15.34	$ 9.57		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	0.13	(0.03)		0.02
Net realized and unrealized gain/(loss)
on investments	4.30	6.36		(0.45)
Total from investment operations	4.43	6.33		(0.43)

Less distributions from:
Net investment income	(0.07)	(0.00)	(3)	-
Net realized gains	(1.19)	(0.56)		-
Total distributions	(1.26)	(0.56)		-

Net asset value, end of period	$ 18.51	$ 15.34		$ 9.57

Total return	29.69%	66.62%		(4.30)%	(4)

Net assets, at end of period (000's)	$ 33,412	$ 14,792		$ 2,228

Ratio of gross expenses to average
net assets (5)	1.10%	1.48%		12.23%	(6)
Ratio of net expenses to average
net assets	0.99%	0.99%		0.99%	(6)
Ratio of net investment income (loss)
to average net assets	0.81%	(0.20)%		0.80%	(6)

Portfolio Turnover Rate	136%	47%		4%	(4)

(1)	The Wintrust Capital Small Cap Opportunity Fund's Class I shares (formerly Wayne Hummer Small Cap Core Fund) commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Disciplined Equity Fund
	Class A			Class I			Class Y

	For the	For the		For the	For the		For the	For the
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	March 31, 2011	March 31, 2010 (1)		March 31, 2011	March 31, 2010 (1)		March 31, 2011	March 31, 2010 (1)
Net asset value, beginning of period	$ 12.46	$ 10.00		$ 12.49	$ 10.00		$ 12.48	$ 10.00

Activity from investment operations:
Net investment income (2)	0.16	0.12		0.21	0.13		0.21	0.16
Net realized and unrealized gain
on investments	1.50	2.40		1.48	2.43		1.50	2.39
Total from investment operations	1.66	2.52		1.69	2.56		1.71	2.55

Less distributions from:
Net investment income	(0.16)	(0.03)		(0.15)	(0.04)		(0.19)	(0.04)
Net realized gains	(0.33)	(0.03)		(0.33)	(0.03)		(0.33)	(0.03)
Total distributions	(0.49)	(0.06)		(0.48)	(0.07)		(0.52)	(0.07)

Net asset value, end of period	$ 13.63	$ 12.46		$ 13.70	$ 12.49		$ 13.67	$ 12.48

Total return (3)	13.50%	25.32%	(4)	13.73%	25.59%	(4)	13.87%	25.52%	(4)

Net assets, at end of period (000's)	$ 52	$ 46		$ 18,659	$ 2,585		$ 45,960	$ 22,614

Ratio of gross expenses to average
net assets (5)	1.32%	1.91%	(6)	1.02%	1.66%	(6)	0.95%	1.56%	(6)
Ratio of net expenses to average
net assets	0.90%	0.90%	(6)	0.65%	0.65%	(6)	0.55%	0.55%	(6)
Ratio of net investment income
to average net assets (5)	1.28%	1.23%	(6)	1.60%	1.38%	(6)	1.65%	1.56%	(6)

Portfolio Turnover Rate	125%	110%	(4)	125%	110%	(4)	125%	110%	(4)

(1)	The Wintrust Capital Disciplined Equity Fund's Class A, I and Y shares (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2011

1.

ORGANIZATION

The Wintrust Capital Small Cap Opportunity Fund (the “WC Small Cap”) and the Wintrust Capital Disciplined Equity Fund (the “WC Disciplined Equity”), collectively the “Funds”, are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are each a diversified, open-end management investment company.  The primary investment objective of the WC Small Cap is total return that exceeds the total return of the Russell 2000 Index over long-term market cycles. The primary investment objective of the WC Disciplined Equity is total return that exceeds the total return of the S&P 500 Index over long-term market cycles. The WC Small Cap and the WC Disciplined Equity commenced operations on December 5, 2008 and June 1, 2009, respectively.

The WC Small Cap currently offers Class A and Class I shares, and the WC Disciplined Equity currently offers Class A, Class I and Class Y shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 12 months of their purchase and a dealer’s commission was paid. Classes I and Y shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for each Fund’s assets and liabilities measured at fair value:

WC Small Cap

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 46,713,958	$ -	$ -	$ 46,713,958

WC Disciplined Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 64,213,319	$ -	$ -	$ 64,213,319
Short-Term Investments	$ 412,661	$ -	$ -	$ 412,661
Total	$ 64,625,980	$ -	$ -	$ 64,625,980

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

* Refer to the Portfolios of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of SubChapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009-2010 and during the year ended March 31, 2011 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended March 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
WC Small Cap	$ 58,298,382	$ 51,415,410
WC Disciplined Equity	$ 87,127,672	$ 56,363,940

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Wintrust Capital Management Company, LLC serves as each Fund’s investment advisor (the “Advisor”). The Advisor has engaged Advanced Investment Partners, LLC (“AIP”) as the sub-advisor to WC Disciplined Equity.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily investment operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund’s average daily net assets.  Pursuant to a sub-advisory agreement, the Advisor pays AIP a sub-advisory fee computed and accrued daily and paid monthly.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2011, to waive advisory fees and, if necessary, reimburse a portion of each Fund’s operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class I	Class Y
WC Small Cap	1.24%	0.99%	N/A
WC Disciplined Equity	0.90%	0.65%	0.55%

These amounts will herein be referred to as the "expense limitations."

During the year ended March 31, 2011, the Advisor waived $41,076 and $181,629 for WC Small Cap and WC Disciplined Equity, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitations, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitations.  If a Fund's operating expenses subsequently exceed the respective expense limitations, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2011, the Advisor had $184,038 and $303,790 of fee waivers for WC Small Cap and WC Disciplined Equity, respectively subject to recapture which may be recovered by the following dates:

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

Fund	March 31, 2012	March 31, 2013	March 31, 2014
WC Small Cap	$ 60,284	$ 82,678	$ 41,076
WC Disciplined Equity	$ -	$ 122,161	$ 181,629

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares for WC Small Cap, and 0.35% and 0.10% of the average daily net assets attributable to the Class A and Class I shares for WC Disciplined Equity and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  During the year ended March 31, 2011, the 12b-1 fees accrued amounted to $39,080 and $11,760 for WC Small Cap and WC Disciplined Equity, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to each Fund as follows:

Administration.  Each Fund pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  Each Fund is subject to a minimum annual fee.  Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

* WC Disciplined Equity fee increased from $32,000 to $40,000 per annum on June 1, 2010.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. Each Fund pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

* WC Disciplined Equity fee increased from $19,200 to $24,000 per annum on June 1, 2010.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000* per class of shares and the per-account charge is $14.00.

* WC Disciplined Equity fee increased from $12,000 to $15,000 per annum on June 1, 2010.

Custody Administration. Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Funds each pay an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  The Funds also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS fees collected for the year ended March 31, 2011, are summarized in the table on the next page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from each Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the year ended March 31, 2011 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   Fees GemCom collected for Edgar and printing services performed, for the year ended March 31, 2011, are summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

Fund	Custody	Compliance	GemCom
WC Small Cap	$ 2,717	$ 12,450	$ 3,915	[a]
WC Disciplined Equity	$ 3,233	$ 12,713	$ 4,222	[a]

                                                                        a – A portion relates to amounts accrued in prior year

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended March 31, 2011 was as follows:

The tax character of distributions for the year ended March 31, 2010 was as follows:

As of March 31, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and real estate investment trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to real estate investment trust adjustments and the tax treatment of foreign currency gains and short-term capital gains.

Permanent book and tax differences are primarily attributable to real estate investment trust adjustments resulted in reclassification for the year ended March 31, 2011 as follows:

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011

6.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Wintrust Small Cap Opportunity Fund and

Wintrust Capital Disciplined Equity Fund and Board of Trustees

of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Wintrust Small Cap Opportunity Fund and Wintrust Capital  Disciplined  Equity  Fund,  each  a  series  of  shares  of  beneficial  interest  of  Northern  Lights Fund  Trust,  including  the  portfolios  of  investments,  as  of  March  31,  2011,  the  related  statements  of  operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years  or  periods  presented.    These  financial  statements  and  financial  highlights  are  the  responsibility  of  the Funds'  management.   Our  responsibility  is  to  express  an  opinion  on  these  financial  statements  and  financial highlights based on our audits.

We  conducted  our  audits  in  accordance  with  the  standards  of  the  Public  Company  Accounting  Oversight  Board (United  States).   Those  standards  require  that  we  plan  and  perform  the  audits  to  obtain  reasonable  assurance about  whether  the  financial  statements  and  financial  highlights  are  free  of  material  misstatement.    An  audit

includes   examining,   on   a   test   basis,   evidence   supporting   the   amounts   and   disclosures   in   the   financial statements.   Our  procedures  included  confirmation  of  securities  owned  as  of  March  31,  2011  by  correspondence with  the custodian and brokers  or  by  other appropriate  auditing procedures where replies from brokers were not

received.   An  audit  also  includes  assessing  the  accounting  principles  used  and  significant  estimates  made  by management,  as  well  as  evaluating  the  overall financial  statement  presentation.    We  believe  that  our  audits provide a reasonable basis for our opinion.

In  our  opinion,  the  financial  statements  and  financial  highlights  referred  to  above  present  fairly,  in  all  material respects,  the  financial  position  of  Wintrust  Small  Cap  Opportunity  Fund  and  Wintrust  Capital  Disciplined  Equity Fund  as  of  March  31,  2011,  the  results  of  their  operations  for  the  year  then  ended,  and  the  changes  in  their  net assets  and  their  financial  highlights  for  each  of  the  years  or  periods  presented  in  conformity  with  accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

May 27, 2011

WINTRUST CAPITAL FUNDS

EXPENSE EXAMPLES

March 31, 2011 (Unaudited)

As a shareholder of the Wintrust Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wintrust Capital Small Cap Opportunity Fund and the Wintrust Capital Disciplined Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wintrust Capital Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class A	Funds Annualized Expense Ratio	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period*	Ending Account Value 3/31/11	Expenses Paid During Period*
Wintrust Capital Small Cap Opportunity Fund	1.24%	$1,000.00	$1,265.40	$7.00	$1,018.75	$6.24
Wintrust Capital Disciplined Equity Fund	0.90%	$1,000.00	$1,169.80	$4.87	$1,020.45	$4.53

Class I
Wintrust Capital Small Cap Opportunity Fund	0.99%	$1,000.00	$1,267.20	$5.61	$1,019.99	$4.99
Wintrust Capital Disciplined Equity Fund	0.65%	$1,000.00	$1,170.10	$3.53	$1,021.67	$3.29

Class Y
Wintrust Capital Disciplined Equity Fund	0.55%	$1,000.00	$1,171.50	$2.98	$1,022.19	$2.78

*Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365.

Wintrust Capital Funds

SUPPLEMENTAL INFORMATION

March 31, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Funds* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
L. Merrill Bryan** (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (56) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (46) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman	86
Interested Trustees and Officers
Michael Miola*** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.	86

Wintrust Capital Funds

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2011 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

Emile R. Molineaux (48)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Secretary Since 2010

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer Since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer Since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Wintrust Capital Funds

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2011 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer Since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer Since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

Renewal of Advisory Agreement– Wintrust Capital Disciplined Equity Fund and Wintrust Capital Small Cap Opportunity Fund

In connection with a meeting held on June 16, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement between Wintrust Capital Management, LLC (formerly known as Wayne Hummer Asset Management Company, LLC), (“WCM” or the “Adviser”) and the Trust, on behalf of Wintrust Capital Disciplined Equity Fund and Wintrust Capital Small Cap Opportunity Fund (formerly known as  Wayne Hummer Large Cap Core Fund and Wayne Hummer Small Cap Core Fund) (each a “Fund” or collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements with respect to the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of WCM’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed WCM’s parent company consolidated financial statements and concluded that the Advisor is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  They reviewed the performance of each Fund compared to a peer group of similar mutual funds and its benchmark.  The Board concluded that WCM’s past performance was acceptable.

 Fees and Expenses.  The Board noted that each Fund is currently paying an advisory fee of 0.60% of the average net assets of the applicable Fund.  The Board then discussed the comparison of management fees and net operating expense data and reviewed WCM’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of each Fund and the overall duties of the advisers.  The Board, including the Independent Trustees, next considered the expense ratio for each Fund, and expense ratios of a peer group of funds.  They also discussed WCM’s separate account fee structure. The Trustees concluded that each Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from WCM, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds was not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and the renewal of the Advisory Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wintrust Capital Management Company, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 – $27,000

2010 - $27,000

(b)

Audit-Related Fees

2011 - $0

2010 - $0

(c)

Tax Fees

2011 - $4,000

2010 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - $0

2010 - $0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $4,000

2010 - $4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/9/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/9/11